PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE, ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Schedule of Property Plant and Equipment (Detail) (Parenthetical) - BRL (R$)
R$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Wagons and locomotives [member]
Disclosure of detailed information about property, plant and equipment [line items]
Bank loan guarantee	R$ 1,390,404	R$ 1,390,404